Note 4 - Stockholders' Equity (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Awards [Abstract]
Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions
The stock warrants were recorded as a equity instrument and valued at $1.0 million at the date of issuance utilizing the following Black-Scholes assumptions.

June 3, 2020
Stock Price	$1.65
Exercise Price	$2.03 - $2.62
Term in years	5.00
Volatility	98.20%
Annual rate of quarterly dividends	0%
Discount rate- bond equivalent yield	0.38%

Share-based Payment Arrangement, Option, Activity
The following is a summary of option award activity during the :

	Total Stock Options Outstanding	Weighted Average Exercise Price per Share
December 31, 2019	136,105	$40.07
Granted	—	—
Vested	—	—
Forfeited, Canceled	(59,226)	55.29
September 30, 2020	76,879	$28.34

The following is a summary of option award activity under the Plan for the year ended December 31, 2019:

	Year ended December 31, 2019
	Total Stock Options Outstanding	Weighted Average Exercise Price per Share	Nonvested Stock Options	Weighted Average Grant Date Fair Value per Share
December 31, 2018	160,076	$35.92	—	$—
Forfeited, Canceled	(23,971)	12.35	—	—
December 31, 2019	136,105	$40.07	—	$—

Share-based Compensation Arrangements by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding

The following is a summary of outstanding stock options as of September 30, 2020:

	As of September 30, 2020
	Stock Options Outstanding	Vested Stock Options
Quantity	76,879	76,879
Weighted Average Exercise Price	$28.34	$28.34
Weighted Average Remaining Contractual Term (in Years)	3.46	3.46
Intrinsic Value	$—	$—

The following is a summary of outstanding stock options under the Plan as of December 31, 2019:

	Stock Options Outstanding	Vested Stock Options
Quantity	136,105	136,105
Weighted-average exercise price	$40.07	$40.07
Weighted Average Remaining Contractual Term (in Years)	3.46	3.46
Intrinsic value	$—	$—